SCHEDULE OF CASH PAID FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Total
CAYMAN ISLANDS
Total
HONG KONG
Total
UNITED STATES
Total